SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Schedule of Number of Reserved and Authorized Shares Under the Equity Incentive Plans
Stock Options outstanding	5,712,254
RSU outstanding	2,120,275
PSU outstanding	384,498
Ordinary shares available for issuance under the Equity Incentive Plans	3,441,528

Total Reserved and Authorized Shares as of December 31, 2024	11,658,555

Schedule of Stock Option Activity and Related Information
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted Average Remaining Contractual Life (Years)
	2024

Outstanding at beginning of year	7,233,044	$117.50	$255.25	2.82
Granted	353,892	$176.29
Exercised	(1,868,540)	$113.59
Forfeited	(6,142)	$119.36

Outstanding at December 31, 2024	5,712,254	$122.42	$367.18	2.72

Exercisable at December 31, 2024	4,586,592	$117.46	$317.57	2.02

Schedule of SUs and PSUs Activity
	Year ended December 31, 2024			Weighted-Average Grant Date Fair Value Per Share
	RSUs	PSUs	Total	RSUs	PSUs

Unvested at beginning of year	2,459,201	308,768	2,767,969	$121.8	$128.0
Granted	868,601	135,659	1,004,260	$159.7	$169.5
Vested	(978,604)	(9,415)	(988,019)	$160.2	$168.7
Forfeited	(228,923)	(50,514)	(279,437)	$130.1	$129.2

	2,120,275	384,498	2,504,773	$138.1	$144.3

Schedule of Stock-based Compensation Expense Related to Stock Options, RSUs and PSUs
	Year ended December 31,
	2024	2023	2022

Cost of revenues	$8.6	$7.7	$5.4
Research and development	53.1	48.7	42.0
Selling and marketing	58.2	56.3	43.2
General and administrative	29.8	32.6	40.8

	$149.7	$145.3	$131.4